INCOME TAXES	6 Months Ended
Jun. 30, 2013
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 5:-	INCOME TAXES

The effective tax rate for the six-months ended June 30, 2013 was 17% as compared to 20% for the six months ended June 30, 2012. The effective tax rate for the six months ended June 30, 2013 and June 30, 2012 was impacted mainly due to utilization of previously unrecognized tax losses.